Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Net interest income
Interest income	$ 10,492	$ 26,899
Interest expense	6,102	14,649
Total net interest income	4,390	12,250
Other income (loss)
Change in unrealized gain on CMBS structured pass through certificates	(200)	101
Loan loss provision	14	(279) [1]
Dividend income, net	1,305	3,557
Total other income (loss)	10,039	2,172
Operating expenses
General and administrative expenses	1,167	2,361
Loan servicing fees	1,241	3,088
Management fees	480	1,027
Total operating expenses	2,888	6,476
Net income	11,541	7,946
Preferred stock dividends	874	874
Net income attributable to redeemable noncontrolling interests	7,805	5,293
Net income attributable to common stockholders	$ 2,862	$ 1,779
Weighted-average common shares outstanding - basic (in shares)	5,261	5,253
Weighted-average common shares outstanding - diluted (in shares)	5,550	5,379
Earnings per share - basic (in dollars per share)	$ 0.54	$ 0.34
Earnings per share - diluted (in dollars per share)	0.52	0.33
Dividends declared per common share (in dollars per share)	$ 0.40	$ 1.0198
Variable Interest Entity, Primary Beneficiary [Member]
Other income (loss)
Change in net assets related to consolidated CMBS variable interest entities	$ 8,920	$ (1,207)
Change in unrealized gain on CMBS structured pass through certificates	$ 3,903	$ (11,231)

[1]	Based on management's judgment and estimate of credit losses. See Note 2 for additional information.